SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) (Parenthetical) - shares		3 Months Ended				6 Months Ended
	Jun. 08, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020		Jun. 30, 2021	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares	7,268
Shares issued				2,237,000	[1]		2,237,000	[2]
Sale and Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares		270,917	2,237,000			270,917
Shares issued			145,039	2,237,000,000			2,237,000,000
Sale and Purchase Agreement [Member] | Additional Earn Out Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares						145,039

[1]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued, as such 2,237,000 shares issued in the first quarter of 2021 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share.
[2]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued, as such 2,237,000 shares issued in the first quarter of 2021 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share.